Fair value measurement (Tables)	12 Months Ended
Mar. 31, 2024
Fair Value Disclosures [Abstract]
Table of assets and liabilities that are measured at fair value on a recurring basis and categorized using the fair value hierarchy

The following table summarizes the Company’s assets and liabilities that are measured at fair value on a recurring basis and are categorized under the fair value hierarchy:

	As of March 31, 2023
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
	(in millions)
Assets
Time deposits and certificate of deposits (i)	—	332,971	—	332,971
Wealth management products (i)	—	34,257	—	34,257
Restricted cash and escrow receivables	36,424	—	—	36,424
Listed equity securities (ii)	107,751	—	—	107,751
Convertible and exchangeable bonds (ii)	—	775	6,392	7,167
Option agreements (iii)	—	646	290	936
Others (v)	162	1,762	6,142	8,066
	144,337	370,411	12,824	527,572
Liabilities
Contingent consideration in relation to investments and acquisitions (iv)	—	—	537	537
Others (iv)	—	182	132	314
	—	182	669	851

12.
Fair value measurement (Continued)

	As of March 31, 2024
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
	(in millions)
Assets
Time deposits and certificate of deposits (i)	—	339,730	—	339,730
Wealth management products (i)	—	20,784	—	20,784
Marketable debt securities (i)	—	8,591	—	8,591
Restricted cash and escrow receivables	38,299	—	—	38,299
Listed equity securities (ii)	67,181	—	—	67,181
Convertible and exchangeable bonds (ii)	—	147	3,197	3,344
Option agreements (iii)	—	90	165	255
Others (v)	—	2,255	5,593	7,848
	105,480	371,597	8,955	486,032
Liabilities
Contingent consideration in relation to investments and acquisitions (iv)	—	—	713	713
Others (iv)	—	24	801	825
	—	24	1,514	1,538

(i)
Included in short-term investments and equity securities and other investments on the consolidated balance sheets.
(ii)
Included in equity securities and other investments on the consolidated balance sheets.
(iii)
Included in prepayments, receivables and other assets on the consolidated balance sheets.
(iv)
Included in accrued expenses, accounts payable and other liabilities on the consolidated balance sheets.
(v)
Others primarily represent other investments with underlying assets measured at fair value.

Schedule of rolling forward of convertible bonds categorized within Level 3 under the fair value hierarchy

Amounts
RMB
(in millions)
Balance as of March 31, 2022	7,272
Additions	785
Net decrease in fair value	(373)
Disposal	(35)
Conversion	(1,492)
Foreign currency translation adjustments	235
Balance as of March 31, 2023	6,392
Additions	730
Net decrease in fair value	(1,243)
Disposal	(2,645)
Conversion	(107)
Foreign currency translation adjustments	70
Balance as of March 31, 2024	3,197

12.
Fair value measurement (Continued)

Schedule of rolling forward of contingent consideration in relation to investments and acquisitions categorized within Level 3 under the fair value hierarchy

Amounts
RMB
(in millions)
Balance as of March 31, 2022	829
Additions	178
Net decrease in fair value	(34)
Payment	(445)
Foreign currency translation adjustments	9
Balance as of March 31, 2023	537
Additions	226
Net increase in fair value	7
Payment	(71)
Foreign currency translation adjustments	14
Balance as of March 31, 2024	713